Stockholders' equity and reserves - Tax balances of stockholders' equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2014	Dec. 31, 2013
IBSA individual [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 15,264,739	$ 9,007,377	$ 6,257,362
IBSA Consolidated [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 28,024,448	$ 21,437,186	$ 6,587,262